Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Central Index Key	0000886982
Amendment Flag	false
Entity Registrant Name	THE GOLDMAN SACHS GROUP, INC.
EBP 001
Document Information [Line Items]
Document Type	11-K
Entity Central Index Key	0000886982
Amendment Flag	false
Entity Registrant Name	THE GOLDMAN SACHS GROUP, INC.